Lease liabilities (Details)	3 Months Ended		6 Months Ended
	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2022 USD ($) lease	Apr. 30, 2021 USD ($)	Oct. 31, 2021 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	$ 46,928,863		$ 46,928,863		$ 35,934,570
Current	4,858,940		4,858,940		2,868,795
Non-Current	30,118,752		30,118,752		26,496,074
Total	34,977,692		34,977,692		29,364,869
Interest expense on lease liabilities	458,907	$ 62,205	$ 897,433	$ 125,006
Number of modified leases | lease			2
Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	6,807,183		$ 6,807,183		4,517,775
Year 2
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	5,469,212		5,469,212		4,634,401
Year 3
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	4,643,863		4,643,863		3,785,984
Year 4
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	4,407,142		4,407,142		3,374,696
Year 5
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	4,171,722		4,171,722		3,311,808
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	21,429,741		21,429,741		16,309,906
Premises
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	46,720,860		46,720,860		35,726,343
Current	4,812,935		4,812,935		2,836,348
Non-Current	29,996,185		29,996,185		26,366,448
Total	34,809,120		$ 34,809,120		29,202,796
Number of leases | lease			4
Premises | Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	6,746,030		$ 6,746,030		4,468,877
Premises | Year 2
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	5,411,060		5,411,060		4,590,357
Premises | Year 3
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	4,600,714		4,600,714		3,741,940
Premises | Year 4
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	4,378,830		4,378,830		3,332,312
Premises | Year 5
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	4,157,619		4,157,619		3,290,786
Premises | Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	21,426,607		21,426,607		16,302,071
Equipment
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	208,003		208,003		208,227
Current	46,005		46,005		32,447
Non-Current	122,567		122,567		129,626
Total	168,572		168,572		162,073
Equipment | Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	61,153		61,153		48,898
Equipment | Year 2
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	58,152		58,152		44,044
Equipment | Year 3
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	43,149		43,149		44,044
Equipment | Year 4
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	28,312		28,312		42,384
Equipment | Year 5
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	14,103		14,103		21,022
Equipment | Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	$ 3,134		$ 3,134		$ 7,835